Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities
Profit before tax		¥ 1,033,319	$ 145,844	¥ 1,181,067	¥ 1,514,028
Adjustments:
Amortization of intangible asset		1,012	143
Amortization of prepaid operating leases				12,724	12,366
Bad debt written off/(recovered)				(108)	10
Cost of share-based payments					1,592
Depreciation of investment property		380	54	884	248
Depreciation of property, plant and equipment		422,859	59,683	420,277	431,567
Depreciation of right-of-use assets		40,958	5,781
Dividend income from quoted equity securities		(959)	(135)	(1,992)	(2,532)
Exchange (gain)/loss		(4,679)	(660)	4,235	(8,319)
Fair value (gain)/loss on foreign exchange forward contract		5,529	780	(4,529)
Fair value (gain)/loss on quoted equity securities		(1,118)	(158)	3,433	(12,768)
Finance costs		131,796	18,602	113,088	100,439
(Gain)/loss on disposal of:
- associate					(199)
- joint venture	[1]				(107,976)
- property, plant and equipment		645	91	(8,835)	(11,668)
- quoted equity securities		(11,528)	(1,627)
- right-of-use assets		(9,237)	(1,304)
- subsidiaries					(216,115)
Government grants		(122,371)	(17,272)	(32,237)	(28,035)
Interest income		(177,261)	(25,019)	(147,244)	(105,421)
Impairment losses on development property		3,039	429
Impairment losses on intangible asset					40,000
Impairment losses on property, plant and equipment		3,950	558	30,173	20,845
(Reversal of impairment losses)/impairment losses on trade receivables		32,340	4,565	(11,052)	(10,854)
Property, plant and equipment written off		4,137	584	1,265	5,682
Provision for onerous contract		2,316	327
(Reversal of write-down)/ impairment losses of inventories, net		17,022	2,403	(8,468)	(19,901)
Share of profit of associates and joint ventures, net of tax		(19,034)	(2,686)	(11,634)	(10,054)
Write-back of trade and other payables		(2,087)	(295)		(29)
Profit before tax after adjustments		1,351,028	190,688	1,541,047	1,592,906
Changes in working capital
(Increase)/decrease in inventories		(314,904)	(44,446)	47,533	(897,437)
Decrease/(increase) in trade and other receivables and capitalized contract cost		(514,163)	(72,570)	(502,069)	81,121
Increase/(decrease) in trade and other payables and contract liabilities		1,294,214	182,667	(229,457)	846,175
Decrease/(increase) in development properties		(71)	(10)	4,205	377
Cash flows from operating activities		1,816,104	256,329	861,259	1,623,142
Income taxes paid		(233,088)	(32,898)	(190,658)	(202,975)
Net cash flows from operating activities		1,583,016	223,431	670,601	1,420,167
Investing activities
Payment for trademark usage fee		(169,811)	(23,967)
Additional investment in subsidiaries		(114)	(16)		(8,279)
Additional investment in associates and joint ventures		(41,160)	(5,809)		(75,000)
Development costs		(345,128)	(48,712)	(180,626)
Dividend received from:
- joint ventures		821	116	801	754
- quoted equity securities		959	135	1,992	2,532
Interest received		173,745	24,523	143,768	108,481
Proceeds from disposal of:
- associate					1,832
- joint venture					182,679
- property, plant and equipment		1,178	166	6,669	15,640
- quoted equity securities		16,429	2,319
- right-of-use assets		11,008	1,554
- subsidiaries, net of cash disposed					341,602
Proceeds from government grants		191,491	27,027	286,198	50,095
Purchase of property, plant and equipment		(749,087)	(105,727)	(407,747)	(289,472)
Tax and relevant expenses in relation to disposal of subsidiary		(38,887)	(5,489)
(Withdrawal)/placement of fixed deposits with banks, net		138,079	19,489	68,953	(254,294)
Net cash flows from/(used in) investing activities		(810,477)	(114,391)	(79,992)	76,570
Dividends paid to:
- equity holders of the parent		(238,758)	(33,699)	(597,459)	(235,947)
- non-controlling interests		(203,167)	(28,675)	(132,558)	(97,009)
Interest paid and discounting on bills receivable		(139,118)	(19,635)	(108,039)	(107,246)
Payment of finance lease liabilities				(33)	(38)
Payment of principal portion of lease liabilities		(48,365)	(6,826)
Proceeds from:
- borrowings		2,040,752	288,034	2,000,320	1,814,618
- issue of shares					6,617
Repayment of borrowings		(2,000,773)	(282,392)	(1,611,756)	(1,100,133)
Net cash flows from/(used in) financing activities		(589,429)	(83,193)	(449,525)	280,862
Net increase in cash and cash equivalents		183,110	25,847	141,084	1,777,599
Cash and cash equivalents at January 1		5,559,890	784,729	5,390,324	3,653,914
Effect of exchange rate changes on balances in foreign currencies		10,268	1,448	28,482	(41,189)
Cash and cash equivalents at December 31		¥ 5,753,268	$ 812,024	¥ 5,559,890	¥ 5,390,324

[1]	On October 19, 2017, the Group completed the disposal of its joint venture investment in Copthorne Qingdao and recognized gain on disposal in the Group’s profit or loss for the year ended December 31, 2017.